Document and Entity Information	Dec. 17, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	COMERICA INC
Amendment Flag	false
Entity Central Index Key	0000028412
Document Type	8-K
Document Period End Date	Dec. 17, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-10706
Entity Tax Identification Number	38-1998421
Entity Address, Address Line One	Comerica Bank Tower
Entity Address, Address Line Two	1717 Main Street
Entity Address, Address Line Three	MC 6404
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(833)
Local Phone Number	571-0486
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $5 par value
Trading Symbol	CMA
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	CMA PrB
Security Exchange Name	NYSE